5. Bank Premises and Equipment (Details 1)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 233,706
2019	206,470
2020	179,581
2021	97,800
2022	66,000
Subsequent to 2022	264,000
Operating lease due	$ 1,047,557